Basis of preparation of the financial statements (Policies)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Compliance with IFRS
Compliance with IFRS
The Group’s financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

First-time adoption of accounting standards
First-time adoption of accounting standards
The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual financial statements for the year ended December 31, 2016. The following amendments to IFRS standards adopted on January 1, 2017 did not have material impact on the accounting policies, financial position or performance of the Group:

•    IAS 7 Statement of Cash Flow
As part of its disclosure initiative, the IASB published in January 2016 amendments to IAS 7 Statement of Cash Flow which requires a reconciliation of balance sheet movements for all liabilities for which cash flows are disclosed as “Cash flows from financing activities”. The adoption of the amendment is reflected in the disclosures for the Group (for details see note (9.3)).
•Improvements to IFRSs (2014-2016 cycle)
In December 2016, the IASB issued a cycle of Annual Improvements to IFRSs (cycle 2014-2016) that contains three changes to three standards, primarily related to minor amendments that clarify, correct or remove redundant wording and a narrow-scope amendment to clarify particular aspects of a Standard. These changes with respect to IFRS 12 had no significant effect on the Group's financial statements, improvements with respect to IFRS 1 and IAS 28 are not yet effective and will not have any impact on the Group's financial statements.
•Amendments to IAS 12 Income Taxes
In January 2016, the IASB issued final amendments to IAS 12 Income Taxes. The amendments consist of some clarifying paragraphs and an illustrating example with respect to the recognition of deferred tax assets that are related to debt instrument measured at fair value. These changes had no impact on the Group's financial statements.
Accounting standards issued but not yet effective
The IASB has issued accounting standards which were not yet effective in the current fiscal year. Any new accounting standards which are relevant for the Group’s consolidated financial statements will be adopted when they become effective.
The following relevant pronouncements by the IASB and IFRSIC were not effective as at the reporting date on December 31, 2017 and were not applied by the Group:

•	IFRS 9 Financial instruments
IFRS 9 issued on July 24, 2014 replaces IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 determines requirements for recognition and measurement, impairment, derecognition and general hedge accounting. The latest issued version supersedes all previous versions. IFRS 9 will be effective as of January 1, 2018.
The adoption of IFRS 9 will have an effect on the classification and measurement of certain of Orion’s financial instruments and potentially may impact the hedge accounting models used by the Group. The impact from the new impairment approach outlined in section 5.4 of IFRS 9 would have resulted in a recognition of a loss allowance at an amount equal to lifetime expected credit losses for trade receivables of less than EUR 1 million at December 31, 2017.

In July 2017 the IASB clarified the accounting treatment for modification of financial liabilities under IFRS 9. A modification gains or loss is required to be calculated as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate. Such modification gain or loss is recognized in the Income Statement in the period of modification, and the modified cash flows are then amortized using the new effective interest rate.

IFRS 9 is generally required to be applied retrospectively; however the recognition of a modification gain or loss for historic modifications made to financial liabilities outstanding on the adoption date is recorded as an accumulative catch up adjustment in retained earnings on the adoption date. The Group is currently assessing the impact of such historic modifications of the Group's financial liabilities on its financial statements and this will be completed within the first quarter of 2018.

•    IFRS 15 Revenue from contracts with customers
The IASB issued IFRS 15 on May 28, 2014. IFRS 15 intends to combine and harmonize the revenue recognition methods issued in several standards and interpretations. IFRS 15 also determines the time and extent of revenue recognition. IFRS 15 replaces IAS 18 Revenue, IAS 11 Construction Contracts, IFRIC 13 Customer Loyalty Programs, IFRIC 15 Agreements for Construction of Real Estate, IFRIC 18 Transfer of Assets from Customers and SIC 31 Revenue-Barter Transactions. IFRS 15 will be effective as of January 1, 2018. The company have completed a group wide review of our material contracts with our customers. The changes will not impact our revenue recognition. Our performance obligation is almost entirely the transfer of goods. In a limited number of cases the service to ship goods to our customers may qualify as a separate performance obligation while the price of such ancillary services are deemed to be immaterial and the realization of such services usually occurs at same point of time as the transfer of our main performance obligation. As the changes have no impact on our revenue recognition there will be no cumulative catch up adjustment recorded in retained earnings under the modified retrospective approach of adoption that we intend to apply.
•    IFRS 16 Leases
In January 2016, the IASB issued the new standard IFRS 16 “Leases”, which supersedes the existing lease accounting according to IAS 17. The existing concept of operating and finance leases will be replaced and most leases will be recognized in the statement of financial position. IFRS 16 will be effective as of January 1, 2019.
The Group has operating lease contracts as well as very limited finance leases and the new standard will have an impact on Group accounting policies, procedures as well as financial statements and our key performance indicators. The Group has started to analyze the impact of IFRS 16. Refer to note (9.5) Contingent liabilities and other financial obligations for details of our current lease obligations on an undiscounted basis. While the Group has not finalized our assessment, according to the provisions of the Standard, the right–to-use leased assets that do not meet the exemption criteria will increase our Property, plant and equipment and will result in the recognition of a corresponding lease obligation based on the existing contracts at the transition date. The exemption criteria will be applicable in rare cases In 2017 we recorded €8.6 million as operating lease expenses. The Group estimates that a comparable amount of expenses will in the future be recorded as amortization and to a certain amount as finance expenses.
•IFRIC 23
On 7 June 2017, the IASB issued IFRIC Interpretation 23 — Uncertainty over Income Tax Treatments. This interpretation clarifies application of recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments. It provides guidance on considering uncertain tax treatments separately or together, examination by tax authorities, the appropriate method to reflect uncertainty and accounting for changes in facts and circumstances. The interpretation is effective for annual reporting periods beginning on or after 1 January 2019, but certain transition reliefs are available. The Group currently assesses the impact of the application of IFRIC 23 on the group's financial statements.

Accounting standards issued but not yet effective
First-time adoption of accounting standards
The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual financial statements for the year ended December 31, 2016. The following amendments to IFRS standards adopted on January 1, 2017 did not have material impact on the accounting policies, financial position or performance of the Group:

•    IAS 7 Statement of Cash Flow
As part of its disclosure initiative, the IASB published in January 2016 amendments to IAS 7 Statement of Cash Flow which requires a reconciliation of balance sheet movements for all liabilities for which cash flows are disclosed as “Cash flows from financing activities”. The adoption of the amendment is reflected in the disclosures for the Group (for details see note (9.3)).
•Improvements to IFRSs (2014-2016 cycle)
In December 2016, the IASB issued a cycle of Annual Improvements to IFRSs (cycle 2014-2016) that contains three changes to three standards, primarily related to minor amendments that clarify, correct or remove redundant wording and a narrow-scope amendment to clarify particular aspects of a Standard. These changes with respect to IFRS 12 had no significant effect on the Group's financial statements, improvements with respect to IFRS 1 and IAS 28 are not yet effective and will not have any impact on the Group's financial statements.
•Amendments to IAS 12 Income Taxes
In January 2016, the IASB issued final amendments to IAS 12 Income Taxes. The amendments consist of some clarifying paragraphs and an illustrating example with respect to the recognition of deferred tax assets that are related to debt instrument measured at fair value. These changes had no impact on the Group's financial statements.
Accounting standards issued but not yet effective
The IASB has issued accounting standards which were not yet effective in the current fiscal year. Any new accounting standards which are relevant for the Group’s consolidated financial statements will be adopted when they become effective.
The following relevant pronouncements by the IASB and IFRSIC were not effective as at the reporting date on December 31, 2017 and were not applied by the Group:

•	IFRS 9 Financial instruments
IFRS 9 issued on July 24, 2014 replaces IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 determines requirements for recognition and measurement, impairment, derecognition and general hedge accounting. The latest issued version supersedes all previous versions. IFRS 9 will be effective as of January 1, 2018.
The adoption of IFRS 9 will have an effect on the classification and measurement of certain of Orion’s financial instruments and potentially may impact the hedge accounting models used by the Group. The impact from the new impairment approach outlined in section 5.4 of IFRS 9 would have resulted in a recognition of a loss allowance at an amount equal to lifetime expected credit losses for trade receivables of less than EUR 1 million at December 31, 2017.

In July 2017 the IASB clarified the accounting treatment for modification of financial liabilities under IFRS 9. A modification gains or loss is required to be calculated as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate. Such modification gain or loss is recognized in the Income Statement in the period of modification, and the modified cash flows are then amortized using the new effective interest rate.

IFRS 9 is generally required to be applied retrospectively; however the recognition of a modification gain or loss for historic modifications made to financial liabilities outstanding on the adoption date is recorded as an accumulative catch up adjustment in retained earnings on the adoption date. The Group is currently assessing the impact of such historic modifications of the Group's financial liabilities on its financial statements and this will be completed within the first quarter of 2018.

•    IFRS 15 Revenue from contracts with customers
The IASB issued IFRS 15 on May 28, 2014. IFRS 15 intends to combine and harmonize the revenue recognition methods issued in several standards and interpretations. IFRS 15 also determines the time and extent of revenue recognition. IFRS 15 replaces IAS 18 Revenue, IAS 11 Construction Contracts, IFRIC 13 Customer Loyalty Programs, IFRIC 15 Agreements for Construction of Real Estate, IFRIC 18 Transfer of Assets from Customers and SIC 31 Revenue-Barter Transactions. IFRS 15 will be effective as of January 1, 2018. The company have completed a group wide review of our material contracts with our customers. The changes will not impact our revenue recognition. Our performance obligation is almost entirely the transfer of goods. In a limited number of cases the service to ship goods to our customers may qualify as a separate performance obligation while the price of such ancillary services are deemed to be immaterial and the realization of such services usually occurs at same point of time as the transfer of our main performance obligation. As the changes have no impact on our revenue recognition there will be no cumulative catch up adjustment recorded in retained earnings under the modified retrospective approach of adoption that we intend to apply.
•    IFRS 16 Leases
In January 2016, the IASB issued the new standard IFRS 16 “Leases”, which supersedes the existing lease accounting according to IAS 17. The existing concept of operating and finance leases will be replaced and most leases will be recognized in the statement of financial position. IFRS 16 will be effective as of January 1, 2019.
The Group has operating lease contracts as well as very limited finance leases and the new standard will have an impact on Group accounting policies, procedures as well as financial statements and our key performance indicators. The Group has started to analyze the impact of IFRS 16. Refer to note (9.5) Contingent liabilities and other financial obligations for details of our current lease obligations on an undiscounted basis. While the Group has not finalized our assessment, according to the provisions of the Standard, the right–to-use leased assets that do not meet the exemption criteria will increase our Property, plant and equipment and will result in the recognition of a corresponding lease obligation based on the existing contracts at the transition date. The exemption criteria will be applicable in rare cases In 2017 we recorded €8.6 million as operating lease expenses. The Group estimates that a comparable amount of expenses will in the future be recorded as amortization and to a certain amount as finance expenses.
•IFRIC 23
On 7 June 2017, the IASB issued IFRIC Interpretation 23 — Uncertainty over Income Tax Treatments. This interpretation clarifies application of recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments. It provides guidance on considering uncertain tax treatments separately or together, examination by tax authorities, the appropriate method to reflect uncertainty and accounting for changes in facts and circumstances. The interpretation is effective for annual reporting periods beginning on or after 1 January 2019, but certain transition reliefs are available. The Group currently assesses the impact of the application of IFRIC 23 on the group's financial statements.

Basis of consolidation
Basis of consolidation
All subsidiaries indirectly or directly controlled by Orion are consolidated. Entities are consolidated from the date the Orion Group obtains control, which generally is the acquisition date, and are deconsolidated when control is lost.
Control is achieved when the Orion Group is exposed, or has the right, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The Orion Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of these three elements of control.
The Orion Group consolidated financial statements are prepared in accordance with uniform accounting policies. Income and expenses, intercompany profits and losses, and receivables and liabilities between consolidated subsidiaries are eliminated.
Changes in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

Currency translation
Currency translation
Foreign currency transactions are measured at the exchange rate at the date of initial recognition. Any gains or losses resulting from the valuation of foreign currency monetary assets and liabilities using the currency exchange rates as at the reporting date are recognized in other operating income or other operating expenses. Currency exchange differences relating to financing activities are part of the financial result.
The functional currency method is used to translate the financial statements of foreign entities. The assets and liabilities of foreign operations with functional currencies different from the presentation currency Euro are translated using closing rates as at the reporting date. Income and expense items are translated at average exchange rates for the respective period. The translation of equity is performed using historical exchange rates. The overall foreign currency impact from translating the statement of financial position and income statement of all the foreign entities is recognized in other comprehensive income.

Revenue and income recognition and related accounts receivable
Revenue and income recognition and related accounts receivable
Revenue from the sale of goods and services generated through ordinary activities and other income are recognized as follows:
The Group mainly generates sales by selling carbon black to industrial customers for further processing. Revenue recognition and measurement is governed by the following principles. The amount of revenue is contractually specified between the parties and is measured at the fair value of the consideration received or to be received less value-added tax and any trade discounts and volume rebates granted.
Revenue is only recognized if revenue and the related costs incurred or to be incurred can be measured reliably and it is sufficiently probable that the economic benefits will flow to the Group. If these conditions are satisfied, revenue from the sale of goods is recognized when ownership and the associated risks from the sale have been transferred to the buyer. The timing of the transfer of risks and rewards varies depending on the individual terms of the sales agreement. The Group records a provision for warranty costs, based on historical trends of warranty costs incurred as a percentage of sales, which management has determined to be a reasonable estimate of the probable losses to be incurred for warranty claims in a period.
Interest income is recognized using the effective interest method.

Expense recognition	Expense recognition Expenses are recognized in the period in which they are incurred. Interest expenses are recognized using the effective interest method.
Business combinations
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in other operating expenses.
When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.
Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IAS 39 Financial Instruments: Recognition and Measurement, is measured at fair value with the changes in fair value recognized in the statement of profit or loss.

Goodwill and intangible assets
Goodwill is initially measured at cost (being the excess of the aggregate of i) the consideration transferred, ii) the amount recognized for non–controlling interest and iii) any previous interest held over the net assets acquired, over the fair value of the identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Where goodwill has been allocated to a cash-generating unit (“CGU”) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.
Intangible assets acquired separately are recognized initially at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition.
Intangible assets with finite useful lives are amortized and, if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, tested for impairment, see below in this note under “Impairment test”. Intangible assets with indefinite useful lives are not amortized, but are tested for impairment at least once a year. The useful lives of intangible assets are also re-assessed once a year.
(a) Goodwill
Goodwill has an indefinite useful life and is tested for impairment at least once a year.
(b) Technology and patents, trademarks and other intangible assets
Technology and patents (including capitalized development costs), trademarks and other intangible assets are amortized straight line over a useful life of 15 years. Other intangible assets are amortized straight line over a useful life of 3 to 10 years.
Customer relationships acquired in the business combination in 2011 from Evonik are amortized over their useful life. The useful life is estimated on the basis of contractual arrangements and historical values and is approximately 8 years. The amortization amount is based on the economic life and the probability of continuing the customer relationship in the form of a churn rate.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment are carried at historical acquisition or production cost less accumulated depreciation. If events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, an impairment test is conducted as outlined in this section under “Impairment test”.
The cost of acquisition includes the purchase price and any costs directly attributable in bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended. The cost of self-constructed assets within the Group includes the direct cost of materials and labor, plus the applicable proportion of material and manufacturing overheads, including depreciation. Costs relating to obligations to dismantle or remove non-current assets at the end of their useful life are capitalized as acquisition or production costs at the time of acquisition or production.
Property, plant and equipment are depreciated using the straight-line method over the expected remaining useful life. The expected remaining useful lives are determined based upon the point at which an asset is acquired. In certain cases, assets acquired were nearing the end of their useful life, resulting in a shorter period by comparison to those properties acquired new. There is no significant difference in the types of assets that have shorter useful lives (for example 5 years for a building or 3 years for plant and machinery) as compared to the entire asset class. The assets’ residual values and useful lives are reviewed and adjusted if appropriate, at the end of each reporting period.

In years
Buildings	5-50
Plant and machinery	3-25
Furniture, fixtures and office equipment	3-25

For further information on the expected remaining useful life of the existing assets as at December 31, 2017 see note (7.2) Property, plant and equipment.
Expenses for overhauls and major servicing (major repairs) are generally capitalized if it is probable that they will result in future economic benefits from an existing asset. They are then depreciated over the period until the next expected major repair date. Routine repairs and other maintenance work are expensed in the period in which they are incurred.
If major components of an asset have different useful lives, they are recognized and depreciated separately.
Gains and losses from the disposal of property, plant and equipment are calculated as the difference between the net proceeds of sale and the carrying amount and recognized in other operating income or other operating expenses.

Impairment test
Impairment test
Impairment of property, plant and equipment and other intangible assets with finite useful lives
The Group assesses property, plant and equipment and other intangible assets with finite useful lives for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or CGU may not be recoverable. If assets or CGUs are determined to be impaired, the carrying amount of these assets or CGUs is written down to their recoverable amount, which is the higher of fair value less costs to sell and value in use determined as the amount of estimated discounted future cash flows. Recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. For this purpose, assets are grouped based on separately identifiable and largely independent cash flows.
A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset or CGU does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the income statement.
Impairment of goodwill
Goodwill is not amortized, but instead tested for impairment annually in the fourth quarter based on September 30 actual results, as well as whenever there are events or changes in circumstances (triggering events) which suggest that the carrying amount may not be recoverable.
CGUs may be combined into a group of CGUs when they have similar economic characteristics. For the purpose of testing goodwill for impairment, goodwill is allocated pursuant to IAS 36 to the CGU or group of CGUs that represents the lowest level within the entity at which the goodwill is monitored by management and is not larger than an operating segment within the meaning of IFRS 8. At the date of the annual impairment test Orion had two groups of CGUs to which the goodwill was allocated. Goodwill impairment testing was performed at the level of the two groups of CGUs, “Rubber” and “Specialties” representing the two operating segments. These two groups were defined as lowest level within Orion at which goodwill is monitored, because Orion has the possibility to switch capacities as well as products between its various locations within each group.
If the carrying amount of one of the cash generating units exceeds its recoverable amount, an impairment loss on goodwill is recognized accordingly. The recoverable amount is the higher of the CGU’s fair value less cost to sell and its value in use. Impairment losses on goodwill are not reversed in future periods if the recoverable amount exceeds the carrying amount.
Value in use is determined by calculating the future cash flows to be derived from the continuing use of the operating assets of the cash-generating unit using the discounted cash flow (“DCF”) method. The DCF method is applied by first calculating the free cash flows to be derived from the relevant cash-generating unit and then discounting them as at the reporting date using a risk-adequate discount rate.
The discount rate is based on the specific circumstances of the Group and its operating segments and is derived from its weighted average cost of capital (“WACC”). The WACC takes into account both debt and equity.
The cost of equity is derived from the expected return on investment by the Group’s investors, which is derived from a peer group. The cost of debt is based on standard market borrowing rates for peer group companies. Segment-specific risk is incorporated by applying individual beta factors which lead to segment-specific WACC. The beta factors are determined annually based on publicly available market data.

Investments in joint ventures
Investments in joint ventures
A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.
Investments in joint ventures are accounted for using the equity method.
Under the equity method, the investment in a joint venture is initially recognized at cost. Cost includes all directly attributable acquisition-related costs. The concepts underlying the procedures in accounting for the acquisition of a subsidiary are also adopted in accounting for the acquisition of an investment in a joint venture. Goodwill relating to the joint venture is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment.
The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the joint venture since the acquisition date. Distributions received from the investee reduce the carrying amount of the investment.
The Group’s income statement reflects the Group’s share of the results of operations of the joint venture. Any change in other comprehensive income (“OCI”) of those investees is presented as part of OCI. In addition, when there has been a change recognized directly in the equity of the joint venture, the Group recognizes its share of such change, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the joint venture are eliminated to the extent of the interest in the joint venture.
The financial statements of the joint venture are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.
After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on the investment in its joint venture. At each reporting date, the Group determines whether there is objective evidence that the investment in the joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value and recognizes the loss in the Group’s combined income statement.

Inventories
Inventories
The cost of inventories (raw materials, consumables and supplies, and merchandise) that have a similar nature or use is assigned by using the weighted average cost method. The cost of work in process and finished goods comprises the cost of raw materials, consumables and supplies (direct materials costs), direct personnel expenses (direct production costs), other direct costs and overheads attributable to production (based on normal operating capacity).
Inventory is reviewed for both potential obsolescence and potential loss of value periodically. In this review, assumptions are made about the future demand for, and market value of, the inventory and based on these assumptions the amount of any obsolete, unmarketable or slow moving inventory is estimated.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents comprise bank balances, checks and cash on hand.
Pension provisions and Other provisions
Pension provisions
Pension provisions are measured in accordance with the projected unit credit method prescribed in IAS 19 Employee Benefits for defined benefit plans. This method takes into account the pensions known and expectancies earned by the employees as at the reporting date as well as the increases in salaries and pensions to be expected in the future.
The provisions for the German entities of the Group are measured on the basis of the biometric data in the 2005G mortality tables by Klaus Heubeck. Pension obligations outside Germany are determined in accordance with actuarial parameters applicable to such plans.
Actuarial gains and losses arise from the difference between the previously expected and the actual obligation parameters at year-end.
Actuarial gains and losses, net of tax, for the defined benefit plan are recognized in full in the period in which they occur in other comprehensive income and are not reclassified to profit or loss in subsequent periods.
The discount rate applied is determined based on a yield curve considering interest rates of corporate bonds with at least AA rating in the currencies consistent with the currencies of the post-employment obligation (e.g. iBoxx € Corporates AA sub-indices) as set by an internationally acknowledged actuarial agency. The interest rate is extrapolated as needed along the yield curve to meet the expected term of our obligation. Assumptions are reviewed each reporting period.
Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. Changes in the net defined benefit obligation from service costs comprising current service costs, past-service costs, gains and losses on curtailments are recorded in cost of sales, administration expenses or selling and distribution expenses and the net interest expense or income is recorded in finance costs and finance income.
Defined contribution obligations result in an expense in the period in which payment is made and arise from commitments and state pension schemes (statutory pension insurance).
Other provisions
Provisions are liabilities of uncertain timing or amount. They are recognized if a present obligation (legal or constructive) exists toward a third party as a result of a past event which will probably result in a future outflow of resources. The probable amount of the obligation must be reliably measurable.
If there are a number of similar obligations, the probability that there will be an outflow of economic benefits is determined by considering the class of obligations as a whole.
Provisions are recognized at their settlement value, which represents the best estimate of the expected outflow of economic benefits, and take future cost increases into account. Non-current provisions are discounted. Current provisions and current portions of non-current provisions are not discounted. Provisions are subsequently updated to reflect new facts and circumstances.
Restructuring provisions are recognized only when the recognition criteria for provisions are fulfilled. A constructive obligation for severance obligation exists when the main features of a detailed formal plan that identifies the business or part of the business concerned, the location and number of employees affected, a detailed estimate of the associated costs and an appropriate time line, has been communicated to the employees affected. Other costs related to the restructuring are recognized when obligation criteria are met and the costs can be reliably measured.
If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.
Regarding part-time early retirement agreements the Group uses the block model. During the first block the employee works fulltime. After completing the first block, the employee retires early, which reflects the second block. However, the employee receives a reduced remuneration for the entire period of the agreement. The early retirement scheme is considered a long-term employee benefit that is measured using the projected unit method and past service costs are considered in determining the respective obligation.

Deferred taxes and current income taxes
Deferred taxes and current income taxes
Current income tax receivables and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. They are calculated based on the tax rates and tax laws that are enacted or substantively enacted by the reporting date.
In accordance with IAS 12 Income Taxes, deferred taxes are determined using the liability method on temporary differences between the carrying amounts of assets and liabilities in the statement of financial position and their tax bases including differences arising as a result of consolidation as well as on loss and interest carryforwards and tax credits. They are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax assets are initially recognized only to the extent it is probable that sufficient taxable profit will be available in the future to allow the benefit of part or all of the deferred tax assets to be utilized and their carrying amounts are subsequently reviewed at the end of each reporting period and reduced to the extent that the utilization is no longer probable. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that the utilization has become probable.
Income taxes relating to items recognized directly in equity are recognized in equity and not in the income statement.
Deferred tax assets and deferred tax liabilities are offset if there is a legally enforceable right to set off a current tax asset against a current tax liability when they relate to income taxes levied by the same taxation authority.
Deferred tax assets and liabilities are recognized for all taxable temporary differences, except when the deferred tax asset or liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

Financial instruments
Financial instruments
A financial instrument is any contractual right or obligation that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. They are recognized in the statement of financial position under financial assets or liabilities and trade receivables or payables.
When initially recognized, financial instruments are measured at fair value. In the case of financial instruments not measured subsequently at fair value through profit or loss, transaction costs that are directly attributable to their acquisition are also included.
Subsequent measurement depends on the classification of the financial instruments; non-current financial assets not measured at fair value are recognized at amortized cost using the effective interest method. The effective interest rate includes all attributable charges that represent interest.
A distinction is made between primary and derivative financial instruments.

(a)	Primary financial instruments
Primary financial assets
Primary financial assets are accounted for as loans and receivables in accordance with IAS 39.
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, such financial assets are subsequently measured at amortized cost using the effective interest rate (“EIR”) method, less impairment if applicable and indicated. Financial assets are derecognized if the contractual rights to receive payments have expired or have been transferred and the Group has substantially transferred all risks and rewards incidental to ownership.
Loans and receivables mainly comprise trade receivables and loans. Such assets are measured initially at fair value and subsequently at amortized cost using the effective interest method. If there is any objective evidence (triggering event) that the settlement values due will not be fully collectible in the normal course of business, an impairment loss is charged. The amount of the impairment loss is based on historical values and is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows calculated using the effective interest rate.
Impairment losses are recognized in the income statement. If the cause of the impairment loss no longer exists, the impairment loss is reversed through profit or loss to a maximum of the asset’s amortized cost.
Primary financial liabilities
Primary financial liabilities are classified as “at amortized cost” and are measured at amortized cost in accordance with the effective interest method. Financial liabilities are derecognized when they have been settled, i.e., when the obligations have been fulfilled, canceled or have expired.
Non-current financial instruments which do not bear interest at market rates are initially measured at fair value. Fair value is determined by discounting the expected cash flows as at acquisition date using the effective interest rate (present value).

Derivative financial instruments and Hedge accounting
Derivative financial instruments
Derivative financial instruments (derivatives) are used to hedge exchange rate, commodity and interest rate risks. Hedging instruments in the form of forward exchange contracts and interest rate derivatives are accounted for, and are recognized initially as at the trade date and are subsequently remeasured at fair value. If there is no quoted price in an active market for a derivative, its fair value is determined using financial valuation models. Forward exchange contracts are valued using the forward exchange rate on the reporting date.
Derivative financial instruments not qualifying as hedging instruments are recognized at fair value through profit or loss and are classified as held for trading.
(c)    Hedge accounting
Within the Group, all hedging relationships except the net investment hedge are cash flow hedges. The purpose of cash flow hedges is to hedge the exposure to variability in future cash flows from a recognized asset or liability or a highly probable forecast transaction.
In 2016 the Group has entered into commodity derivative agreements to hedge the price fluctuations of certain carbon black oil purchases and the related indexed sales which are designated as cash flow hedges to hedge the impact of raw material price fluctuations on cost of sales for specific sales. The effective portion of the change in fair value of the derivative is recorded in accumulated other comprehensive income until revenues and hence cost of sales are recorded for the specific sales.
A hedge of a net investment in a foreign operation is a foreign currency financial instrument used to hedge future changes in currency exposure of a foreign operation denominated in that same foreign currency. For financial instruments that qualify as a hedge of a net investment in foreign operations, the effective portion of the change in fair value of the hedging instrument is recorded in accumulated other comprehensive income. Any ineffective portion of the net investment hedge is recognized in finance result in the income statement during the period of change. On the disposal of the foreign operation, the cumulative value of any such gains and losses recorded in equity is transferred to profit and loss.
The Group uses a portion of its U.S. Dollar term loan as a hedge of its exposure to foreign exchange risk on its investments in foreign subsidiaries. Refer to note (9.2) Additional disclosures on financial instruments for more details.
A hedging relationship must meet certain criteria to qualify for hedge accounting. At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge. Detailed documentation of the hedging relationship includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Group asses the expected and actual effectiveness of the hedge (hedge accounting requires effectivity between 80% and 125%). Hedge accounting must be discontinued when these conditions are no longer met. In the case of cash flow hedges, hedge accounting must also be discontinued when the forecast transaction is no longer probable, in which case any amount that has been recognized in other comprehensive income is reclassified from equity to profit or loss.
Changes in the fair value of the effective portion of hedging instruments are recognized in other comprehensive income. The ineffective portion of the changes in fair value is recognized in the income statement. Amounts recognized in other comprehensive income are reclassified to the income statement as soon as the hedged item is recognized in the income statement.
When the hedged item is the cost of a non-financial asset or non-financial liability, the amounts recognized as other comprehensive income are transferred to the initial carrying amount of the non-financial asset or liability.

Fair value measurement
Fair value measurement
The Group measures financial instruments, such as derivatives, at fair value at each balance sheet date. Also, fair values of financial instruments measured at amortized cost are disclosed. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the following fair value hierarchy based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
•Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
•Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period.
For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Leases
Leases
A lease is an agreement whereby the lessor conveys to the lessee in return for a payment or series of payments the right to use an asset for an agreed period of time. The Group mainly acts as a lessee in operating leases.
Operating leases are all leases that do not qualify as finance leases (leases where, in accordance with the contractual terms, the lessee substantially bears all the risks and rewards of ownership of the asset).
Any resulting income and expenses are recognized in the income statement in the period in which they arise.

Treasury shares
Treasury shares
In December 2015, Orion announced the Board of Directors' approval to repurchase common shares of the Company in an amount of up to $20 million. The repurchase plan commenced during the period January to March 2016.
The repurchased shares (treasury shares) are deducted from equity based on their cost. The repurchased shares reduce the amount of outstanding shares for purposes of the calculation of weighted average of outstanding shares in the computation of basic and dilutive earnings per share. No gains or losses resulting from transactions in treasury shares are recorded in the income statement.

Share-based payments
Share-based payments
In 2015, the company established a Long Term Incentive Plan (“LTIP”), which is an equity settled share-based payment in the form of performance share units (“PSU”) for a defined group of executive managers of the group. Refer to note (6.8) Share-based payments for more details.
The cost of the equity settled transactions is determined by the fair value of the PSU at grant date using an appropriate valuation model and is recognized as expense in appropriate functional costs in the income statement, and against capital reserves in equity over the vesting period. At each reporting date the cumulative expense is calculated based on the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expenses or income for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and is recognized in respective functional costs in the income statement. No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions for which vesting is conditional upon a market or non-vesting condition. These are treated as vesting irrespective of whether or not the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.
When the terms of an equity settled award are modified, the minimum expense recognized is the expense had the terms not been modified, if those original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.
The dilutive effect of granted PSUs is reflected in the computation of diluted earnings per share.

Contingent liabilities and other financial obligations
Contingent liabilities and other financial obligations
Other than those recognized as part of a business combination, contingent liabilities include
(a)possible obligations that arise from past events and the existence of which will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events (e.g., financial guarantees), and
(b)    present obligations that arise from past events but are not recognized because (i) it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or (ii) the amount of the obligation cannot be measured with sufficient reliability.
Contingent liabilities are not recognized in the financial position but are disclosed, unless the possibility of an outflow of resources embodying economic benefits is remote.
Other financial obligations include off-balance sheet obligations where there is a contractual commitment to pay at a fixed time, including future minimum lease payments for assets under operating lease agreements under IAS 17 and contractual purchase commitments under long-term supply agreements for raw materials under IAS 39. Those financial obligations are based on the future financial commitments included in the respective agreements.

Assumptions, the use of judgment and accounting estimates
Assumptions, the use of judgment and accounting estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions about the future.
The use of judgment and estimates will not always correspond to subsequent circumstances.
Estimates are adjusted, with any changes being recognized in profit and loss, as and when better knowledge is available. The assumptions and estimates entailing a significant risk of an adjustment of carrying amounts of assets and liabilities during the next fiscal year are presented below.
(a)    Impairment of goodwill
Impairment is determined for goodwill by assessing the recoverable amount of each group of cash generating units to which the goodwill relates. Assumptions and judgments of future developments are inherent in the determination of the recoverable amount. For further details, see note (7.1) Goodwill and other intangible assets.
(b)    Recognition and measurement of deferred tax assets
Deferred tax assets may only be recognized if it is probable that sufficient taxable income will be available in the future. If these expectations are not met, a write-down would have to be recognized in income for the deferred tax assets. For further details, see notes (6.6) Income taxes and (7.11) Deferred and current taxes.
Effects resulting from the changes in U.S. tax legislation (Tax Cuts and Jobs Act) are fully considered based on all available information as of the date of this report.
(c)    Measurement of pension provisions
Pension provisions are measured applying assumptions about discount rates, expected future pension increases and mortality tables. These assumptions may differ from the actual data due to a change in economic conditions or markets. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. Due to the complexity of the valuation and its long-term nature, a defined benefit obligation is sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date by obtaining actuarial reports for all material obligations.
In determining the appropriate discount rate, management considers the interest rates of corporate bonds in the respective currency with at least AA rating, with extrapolated maturities corresponding to the expected duration of the defined benefit obligation. The underlying bonds are further reviewed for quality. Those having excessive credit spreads are removed from the population of bonds on which the discount rate is based, on the basis that they do not represent high quality bonds.
The mortality rate is based on publicly available mortality tables for the specific country. Future salary increases and pension increases are based on expected future inflation rates for the respective country.
Further details about the assumptions used, including those used for the sensitivity analysis, are given in note (7.8) Pension provisions and post-retirement benefits.
(d)    Measurement of other provisions
Other provisions, especially provisions for restoration and environmental protection, litigation risks and restructuring are naturally exposed to significant forecasting uncertainties regarding the level and timing of the obligation. The Group has to make assumptions about the probability of occurrence of an obligation or future trends, such as expected costs, on the basis of experience. Non-current provisions are exposed to forecasting uncertainties. In addition, the level of non-current provisions depends to a large extent on the selection and development of the market-oriented discount rate (see also note (7.9) Other provisions) as well as on estimates for the Rubber footprint restructuring as described in note (6.4) Restructuring expenses.